Schedule of Investments (unaudited)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 4.9%
Bombardier Inc., 7.50%, 12/01/24 (Call 12/01/23)(a)	$1,788	$1,822,723
Howmet Aerospace Inc., 5.13%, 10/01/24 (Call 07/01/24)	5,223	5,203,727
Triumph Group Inc.
6.25%, 09/15/24 (Call 03/03/23)(a)(b)	2,537	2,452,366
8.88%, 06/01/24 (Call 02/01/23)(a)	2,605	2,654,651
		12,133,467
Airlines — 2.2%
Delta Air Lines Inc., 2.90%, 10/28/24 (Call 09/28/24)(b)	4,317	4,118,418
United Airlines Holdings Inc., 5.00%, 02/01/24(b)	1,427	1,419,408
		5,537,826
Apparel — 1.7%
Hanesbrands Inc., 4.63%, 05/15/24 (Call 02/15/24)(a)(b)	4,389	4,315,440

Auto Manufacturers — 3.0%
Ford Motor Credit Co. LLC
3.66%, 09/08/24	1,259	1,215,099
3.81%, 01/09/24 (Call 11/09/23)(b)	1,245	1,220,262
4.06%, 11/01/24 (Call 10/01/24)	2,420	2,346,141
5.58%, 03/18/24 (Call 02/18/24)	2,620	2,606,874
		7,388,376
Banks — 3.7%
Freedom Mortgage Corp., 8.13%, 11/15/24 (Call 03/03/23)(a)	1,986	1,919,290
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	7,560	7,365,255
		9,284,545
Chemicals — 2.5%
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/15/23)(a)(b)	2,146	1,714,397
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	1,494	1,443,144
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 03/03/23)(a)(b)	1,507	1,499,932
WR Grace Holdings LLC, 5.63%, 10/01/24(a)(b)	1,484	1,476,446
		6,133,919
Commercial Services — 3.0%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/23)(a)	1,635	1,642,587
Grand Canyon University, 4.13%, 10/01/24.	2,411	2,291,993
Prime Security Services Borrower LLC/Prime Finance Inc., 5.25%, 04/15/24(a)	3,592	3,562,258
		7,496,838
Computers — 0.9%
Seagate HDD Cayman, 4.88%, 03/01/24 (Call 01/01/24)	2,377	2,352,683

Distribution & Wholesale — 0.1%
Wesco Aircraft Holdings Inc., 8.50%, 11/15/24 (Call 11/15/23)(a)	455	222,950

Diversified Financial Services — 9.9%
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/23)(a)(b)	1,485	1,258,181
Enova International Inc., 8.50%, 09/01/24 (Call 03/03/23)(a)	1,198	1,172,147
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 09/15/23), (7.25% PIK)(a)(b)(c)	7,962	7,300,438
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/23)(a)	2,660	2,549,184
Navient Corp.
5.88%, 10/25/24	2,382	2,355,655
6.13%, 03/25/24	4,076	4,066,870
OneMain Finance Corp., 6.13%, 03/15/24 (Call 09/15/23)	6,200	6,149,594
		24,852,069
Electric — 1.3%
NextEra Energy Operating Partners LP, 4.25%, 07/15/24 (Call 04/15/24)(a)	3,350	3,280,521
Security	Par (000)	Value

Electronics — 0.8%
Sensata Technologies BV, 5.63%, 11/01/24(a)	$1,918	$1,924,425

Engineering & Construction — 0.7%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	1,868	1,821,057

Entertainment — 4.8%
Live Nation Entertainment Inc., 4.88%, 11/01/24 (Call 03/03/23)(a)(b)	2,732	2,665,558
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 02/16/23)(a)(b)	1,500	1,499,730
Six Flags Entertainment Corp., 4.88%, 07/31/24 (Call 03/03/23)(a)(b)	4,590	4,491,911
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(a)	3,670	3,444,809
		12,102,008
Environmental Control — 1.2%
Stericycle Inc., 5.38%, 07/15/24 (Call 06/07/23)(a)	2,927	2,900,686

Gas — 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	3,269	3,220,488

Health Care - Services — 2.6%
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 03/03/23)	3,704	3,653,626
4.63%, 09/01/24	2,848	2,807,387
		6,461,013
Holding Companies - Diversified — 3.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 09/15/24 (Call 06/15/24)	5,257	5,129,308
Stena AB, 7.00%, 02/01/24(a)(b)	1,880	1,879,549
Stena International SA, 5.75%, 03/01/24(a)(b)	1,660	1,643,350
		8,652,207
Home Builders — 1.6%
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(a)	1,682	1,675,541
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	2,282	2,277,071
		3,952,612
Internet — 1.8%
Netflix Inc., 5.75%, 03/01/24	1,920	1,940,563
Rakuten Group Inc., 10.25%, 11/30/24(a)(b)	2,455	2,492,905
		4,433,468
Iron & Steel — 0.6%
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/23)(a)	1,527	1,450,528

Leisure Time — 1.0%
NCL Corp. Ltd., 3.63%, 12/15/24 (Call 12/15/23)(a)	2,698	2,532,775

Lodging — 5.9%
Las Vegas Sands Corp., 3.20%, 08/08/24 (Call 07/08/24)	7,536	7,243,377
MGM China Holdings Ltd., 5.38%, 05/15/24 (Call 05/15/23)(a)(b)	3,625	3,537,674
Travel + Leisure Co., 5.65%, 04/01/24 (Call 02/01/24)	1,427	1,419,736
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 02/13/23)(a)	2,740	2,635,853
		14,836,640
Machinery — 0.6%
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 03/03/23)(a)	1,473	1,431,623

Manufacturing — 1.6%
FXI Holdings Inc., 7.88%, 11/01/24 (Call 03/03/23)(a)(b)	2,426	2,186,772

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	$1,911	$1,847,555
		4,034,327
Media — 7.3%
AMC Networks Inc., 5.00%, 04/01/24 (Call 04/01/23)	1,843	1,777,592
Cengage Learning Inc., 9.50%, 06/15/24 (Call 03/03/23)(a)(b)	2,745	2,672,889
CSC Holdings LLC, 5.25%, 06/01/24(b)	3,623	3,549,453
DISH DBS Corp., 5.88%, 11/15/24	7,738	7,306,452
Videotron Ltd., 5.38%, 06/15/24 (Call 03/15/24)(a)	2,922	2,910,838
		18,217,224
Mining — 1.9%
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(a)(b)	1,219	1,190,878
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	3,583	3,550,359
		4,741,237
Office & Business Equipment — 0.6%
Xerox Corp., 3.80%, 05/15/24	1,497	1,446,357

Oil & Gas — 3.7%
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/23)(a)	2,006	1,955,088
Occidental Petroleum Corp., 2.90%, 08/15/24 (Call 06/15/24)	3,140	3,021,402
Puma International Financing SA, 5.13%, 10/06/24 (Call 02/13/23)(a)	2,820	2,730,578
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/23)(a)	1,403	1,423,127
		9,130,195
Oil & Gas Services — 1.2%
Oceaneering International Inc., 4.65%, 11/15/24 (Call 09/30/24)	1,951	1,904,449
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/23)(a)(b)	1,128	1,139,573
		3,044,022
Packaging & Containers — 4.8%
Graphic Packaging International LLC, 4.13%, 08/15/24 (Call 05/15/24)(b)	1,487	1,463,268
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24 (Call 02/24/23)(a)	6,775	6,768,767
Sealed Air Corp., 5.13%, 12/01/24 (Call 09/01/24)(a)	2,078	2,070,145
Trident TPI Holdings Inc., 9.25%, 08/01/24 (Call 08/01/23)(a)	1,659	1,629,752
		11,931,932
Pharmaceuticals — 1.3%
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	3,360	3,252,917

Pipelines — 1.6%
Buckeye Partners LP, 4.35%, 10/15/24 (Call 07/15/24)	1,475	1,430,986
EQM Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)(b)	1,446	1,400,899
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 06/15/24 (Call 02/25/23)	100	99,925
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(a)	1,235	1,176,807
		4,108,617
Security	Par/ Shares (000)	Value

Real Estate Investment Trusts — 4.6%
Diversified Healthcare Trust, 4.75%, 05/01/24 (Call 11/01/23)	$1,201	$1,042,684
iStar Inc., 4.75%, 10/01/24 (Call 07/01/24)	3,552	3,534,382
Office Properties Income Trust, 4.25%, 05/15/24 (Call 02/15/24)	1,800	1,745,154
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)(b)	3,940	3,714,238
4.65%, 03/15/24 (Call 09/15/23)	1,621	1,582,939
		11,619,397
Retail — 2.8%
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)(b)	1,724	1,686,831
Nordstrom Inc., 2.30%, 04/08/24 (Call 02/16/23)(b)	1,206	1,143,771
QVC Inc., 4.85%, 04/01/24(b)	2,856	2,733,106
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/23)(a)(b)	1,449	1,416,571
		6,980,279
Telecommunications — 5.6%
Sprint LLC, 7.13%, 06/15/24	6,941	7,096,132
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	7,176	6,983,396
		14,079,528

Total Long-Term Investments — 96.6%
(Cost: $241,491,959)		241,304,196

Short-Term Securities

Money Market Funds — 11.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(d)(e)(f)	23,932	23,945,999
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(d)(e)	3,720	3,720,000

Total Short-Term Securities — 11.1%
(Cost: $27,647,157)		27,665,999

Total Investments — 107.7%
(Cost: $269,139,116)		268,970,195

Liabilities in Excess of Other Assets — (7.7)%		(19,212,599)

Net Assets — 100.0%		$249,757,596

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2024 Term High Yield and Income ETF
January 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,365,980	$3,557,932	(a)	$—	$2,659	$19,428	$23,945,999	23,932	$104,784	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,860,000	860,000	(a)	—	—	—	3,720,000	3,720	21,679		1
					$2,659	$19,428	$27,665,999		$126,463		$1

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$241,304,196	$—	$241,304,196
Short-Term Securities
Money Market Funds	27,665,999	—	—	27,665,999
	$27,665,999	$241,304,196	$—	$268,970,195

Portfolio Abbreviation

PIK	Payment-in-kind

3